BUSINESS COMBINATIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Consideration			$ 25,500,000
Note Payable			38,249,000
Liability for Holdback Shares			6,465,000
Less: Cash Transferred		$ 0	(2,309,000)
Total Consideration			159,762,000
Accounts Receivable			3,772,000
Inventory			7,408,000
Prepaid Expenses & Other Assets			1,623,000
Notes Receivable			750,000
Property, Equipment and Leasehold Improvements			2,261,000
Right-of-Use Asset			2,565,000
Intangible Assets			126,061,000
Other Long-Term Assets			3,000
Total Assets Acquired			144,443,000
Accounts Payable & Accrued Liabilities			19,952,000
Lease Liabilities			2,565,000
Notes Payable			5,470,000
Deferred Tax Liabilities			1,467,000
Uncertain Tax Position / Taxes Payable			3,359,000
Total Liabilities Assumed			32,813,000
Estimated Fair Value of Net Assets Acquired			111,630,000
Acquisitions	$ 0	$ 0	48,132,000
Pro Forma Net Income (Loss)			(36,454,000)
Pro Forma Revenues			95,867,000
Common Stock
Equity Consideration			71,429,000
Options & Warrants
Equity Consideration			20,428,000
Umbrla, Inc.
Cash Consideration			0
Note Payable			0
Liability for Holdback Shares			6,465,000
Less: Cash Transferred			(1,290,000)
Total Consideration			78,532,000
Accounts Receivable			3,772,000
Inventory			6,532,000
Prepaid Expenses & Other Assets			1,543,000
Notes Receivable			750,000
Property, Equipment and Leasehold Improvements			1,450,000
Right-of-Use Asset			460,000
Intangible Assets			71,890,000
Other Long-Term Assets			3,000
Total Assets Acquired			86,400,000
Accounts Payable & Accrued Liabilities			15,849,000
Lease Liabilities			460,000
Notes Payable			5,470,000
Deferred Tax Liabilities			499,000
Uncertain Tax Position / Taxes Payable			1,806,000
Total Liabilities Assumed			24,084,000
Estimated Fair Value of Net Assets Acquired			62,316,000
Acquisitions			16,216,000
Umbrla, Inc. | Common Stock
Equity Consideration			52,929,000
Umbrla, Inc. | Options & Warrants
Equity Consideration			20,428,000
Silverstreak
Cash Consideration			1,500,000
Note Payable			4,500,000
Liability for Holdback Shares			0
Less: Cash Transferred			(25,000)
Total Consideration			8,475,000
Accounts Receivable			0
Inventory			214,000
Prepaid Expenses & Other Assets			6,000
Notes Receivable			0
Property, Equipment and Leasehold Improvements			257,000
Right-of-Use Asset			0
Intangible Assets			161,000
Other Long-Term Assets			0
Total Assets Acquired			638,000
Accounts Payable & Accrued Liabilities			1,517,000
Lease Liabilities			0
Notes Payable			0
Deferred Tax Liabilities			14,000
Uncertain Tax Position / Taxes Payable			1,553,000
Total Liabilities Assumed			3,084,000
Estimated Fair Value of Net Assets Acquired			(2,446,000)
Acquisitions			10,921,000
Silverstreak | Common Stock
Equity Consideration			2,500,000
Silverstreak | Options & Warrants
Equity Consideration			0
People's California
Cash Consideration			24,000,000
Note Payable			33,749,000
Liability for Holdback Shares			0
Less: Cash Transferred			(994,000)
Total Consideration			72,755,000
Accounts Receivable			0
Inventory			662,000
Prepaid Expenses & Other Assets			74,000
Notes Receivable			0
Property, Equipment and Leasehold Improvements			554,000
Right-of-Use Asset			2,105,000
Intangible Assets			54,010,000
Other Long-Term Assets			0
Total Assets Acquired			57,405,000
Accounts Payable & Accrued Liabilities			2,586,000
Lease Liabilities			2,105,000
Notes Payable			0
Deferred Tax Liabilities			954,000
Uncertain Tax Position / Taxes Payable			0
Total Liabilities Assumed			5,645,000
Estimated Fair Value of Net Assets Acquired			51,760,000
Acquisitions			20,995,000
People's California | Common Stock
Equity Consideration			16,000,000
People's California | Options & Warrants
Equity Consideration			$ 0